Business Segment and Geographic Information (Details 2) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Japan [Member] USD ($)	Mar. 31, 2011 Japan [Member] JPY (¥)	Mar. 31, 2010 Japan [Member] JPY (¥)	Mar. 31, 2009 Japan [Member] JPY (¥)	Mar. 31, 2011 America [Member] USD ($)	Mar. 31, 2011 America [Member] JPY (¥)	Mar. 31, 2010 America [Member] JPY (¥)	Mar. 31, 2009 America [Member] JPY (¥)	Mar. 31, 2011 Europe and CIS [Member] USD ($)	Mar. 31, 2011 Europe and CIS [Member] JPY (¥)	Mar. 31, 2010 Europe and CIS [Member] JPY (¥)	Mar. 31, 2009 Europe and CIS [Member] JPY (¥)	Mar. 31, 2011 China [Member] USD ($)	Mar. 31, 2011 China [Member] JPY (¥)	Mar. 31, 2010 China [Member] JPY (¥)	Mar. 31, 2009 China [Member] JPY (¥)	Mar. 31, 2011 Asia (excluding Japan, China) and Oceania [Member] USD ($)	Mar. 31, 2011 Asia (excluding Japan, China) and Oceania [Member] JPY (¥)	Mar. 31, 2010 Asia (excluding Japan, China) and Oceania [Member] JPY (¥)	Mar. 31, 2009 Asia (excluding Japan, China) and Oceania [Member] JPY (¥)	Mar. 31, 2011 Middle East and Africa [Member] USD ($)	Mar. 31, 2011 Middle East and Africa [Member] JPY (¥)	Mar. 31, 2010 Middle East and Africa [Member] JPY (¥)	Mar. 31, 2009 Middle East and Africa [Member] JPY (¥)
Net sales to customers
Net sales to customers, Japan					$ 4,207,036	¥ 349,184,000	¥ 323,813,000	¥ 452,172,000
Net sales to customers, Foreign Countries									4,788,277	397,427,000	323,984,000	503,450,000	1,992,988	165,418,000	127,377,000	284,029,000	5,159,133	428,208,000	270,870,000	236,226,000	4,799,590	398,366,000	299,864,000	335,574,000	1,259,325	104,524,000	85,656,000	210,292,000
Net sales (Notes 1 and 7)	$ 22,206,349	¥ 1,843,127,000	¥ 1,431,564,000	¥ 2,021,743,000